Fair Value Measurements - Schedule of fair value on recurring basis (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Warrant liabilities
Warrant liabilities, non-current	$ 5,990	$ 669	$ 15,389
Recurring
Warrant liabilities
Total	5,990	669	15,389
Recurring | Level 2 | 5-Year Private Warrants
Warrant liabilities
Warrant liabilities, non-current	5,972	664	15,327
Recurring | Level 2 | Seller Warrants
Warrant liabilities
Warrant liabilities, non-current	$ 18	$ 5	$ 62